6. Short-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Investments
Schedule of short-term investments
	12/31/2018	12/31/2017
Private bonds	92,015	731,061
Government bonds	21,100	32,701
Investment funds	365,249	191,827
Total	478,364	955,589